Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Feb. 06, 2015	Oct. 31, 2014	Aug. 11, 2014	May 09, 2014	Feb. 07, 2014	Nov. 08, 2013	Aug. 14, 2013	Apr. 30, 2013	Feb. 07, 2013	Nov. 09, 2012	Aug. 13, 2012	May 04, 2012	Feb. 13, 2012	Nov. 07, 2011	Jan. 08, 2015
Significant Acquisitions And Disposals [Line Items]
Dividends per share payable				$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Series D Convertible Preferred Stock
Significant Acquisitions And Disposals [Line Items]
Shares redeemed	250	200
Payments to redeem shares	$ 2,500
Common Stock
Significant Acquisitions And Disposals [Line Items]
Shares issued upon convertion of Series D preferred stock		200,000
Nave Velocity
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date			Feb. 06, 2015
Vessels capacity per DWT			49,999
Vessel type			MR2 product tanker
Total vessel acquisition cost				35,500
Nave Sextans
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date			Jan. 08, 2015
Vessels capacity per DWT			49,999
Vessel type			MR2 product tanker
Total vessel acquisition cost																		$ 31,500